Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity

A summary of stock option activity under the 2021 Equity Incentive Plan (“Plan”) during the three months ended March 31, 2026 is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at December 31, 2025	628	$6,874.80	8.64	$—
Forfeited	—	1,170.00	—	—
Outstanding at March 31, 2026	628	6,901.20	8.40	—
Exercisable at March 31, 2026	203	$12,959.60	7.90	$—

A summary of stock option activity under the Plan is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at December 31, 2024	129	$32,366.00	8.52	$—
Granted	503	4,209.00	—	—
Expired	(2)	49,593.20	—	—
Forfeited	(3)	34,009.40	—	—
Outstanding at December 31, 2025	627	$6,874.80	8.64	—
Exercisable at December 31, 2025	196	$12,206.99	8.15	$—

Summary of Activity with Respect Status of, RSUs

	Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2025	20,695	$149.00
Granted	44,557	21.96
Vested	(38,304)	36.84
Forfeited	(240)	206.00
Outstanding at March 31, 2026	26,708	$71.77

A summary of the activity with respect to, and status of, RSUs during the year ended December 31, 2025 is presented below:

	Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2024	1,704	$348.00
Granted	29,777	140.60
Vested	(10,048)	238.20
Forfeited	(738)	169.80
Outstanding at December 31, 2025	20,695	$149.00

Summary of Assumptions Used to Compute Fair Value

The following table summarizes assumptions used to compute the fair value of options granted:

Year Ended December 31,
	2025	2024
Stock price	N/A	$2,920.00 - 6,100.00
Exercise price	N/A	$2,920.00 - 50,000.00
Expected volatility	N/A	61.00 - 62.12%
Expected term (in years)	N/A	5.61 - 6.08
Risk-free interest rate	N/A	4.20 - 4.45%